UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2460

Fidelity Union Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2009

Item 1. Reports to Stockholders

Fidelity®
Arizona Municipal
Income Fund

and

Fidelity
Arizona Municipal
Money Market Fund

Annual Report

August 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Arizona Municipal Income Fund
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Arizona Municipal Money Market Fund
Investment Changes/Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months, and one year.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Fidelity Arizona Municipal Income Fund	.55%
Actual		$ 1,000.00	$ 1,056.70	$ 2.85
HypotheticalA		$ 1,000.00	$ 1,022.43	$ 2.80
Fidelity Arizona Municipal Money Market Fund	.52%
Actual		$ 1,000.00	$ 1,000.50	$ 2.62
HypotheticalA		$ 1,000.00	$ 1,022.58	$ 2.65

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Fidelity Arizona Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2009	Past 1 year	Past 5 years	Past 10 years
Fidelity Arizona Municipal Income Fund	5.15%	3.44%	4.93%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity ® Arizona Municipal Income Fund on August 31, 1999. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: After a slow start, municipal bonds turned in solid gains during the 12-month period ending August 31, 2009. At the outset, munis were under pressure amid heavy selling by leveraged investors and others who sought the relative safety of U.S. Treasuries. Further rattling the muni market were the credit downgrade of bond insurers and heavy new issuance from state and local governments looking to refinance their debt. More recently, munis began to recover due largely to increasingly favorable supply and demand conditions. Supply pressures eased with the introduction of "Build America Bonds" which, in many cases, afforded tax-exempt issuers cheaper financing in the taxable market than was available in the muni market. At the same time, demand for munis firmed as the doom and gloom surrounding the financial system began to moderate. As technical market factors improved, investors gravitated toward the attractive valuations offered by tax-free bonds even as muni issuers continued to grapple with the fundamental challenges of dwindling revenues and rising costs. For the 12 months overall, the Barclays Capital Municipal Bond Index - a performance measure of more than 45,000 investment-grade, fixed-rate tax-exempt bonds - rose 5.67%. By comparison, the overall taxable debt market, as measured by the Barclays Capital U.S. Aggregate Bond Index, gained 7.94%.

Comments from Christine Thompson, Portfolio Manager of Fidelity® Arizona Municipal Income Fund: For the year, the fund returned 5.15% and the Barclays Capital Arizona 4+ Year Enhanced Municipal Bond Index returned 6.60%. The bulk of the fund's underperformance occurred during the first half, when its significant underweighting in prerefunded and escrowed bonds worked against it. Amid faltering global financial markets and weakening economic conditions, these bonds - which are backed by U.S. government securities - were in strong demand from investors seeking high-quality investments. An underweighting in housing bonds also detracted because they rebounded strongly in 2009. In contrast, the fund benefited from its overweighing in high-quality health care bonds which, like housing bonds, rallied back from depressed levels. My decision to overweight essential-service bonds - particularly those issued by utilities - also worked to our advantage as strong investor demand aided their performance. An overweighting to higher-education bonds was another plus. They fared well due to favorable fundamentals stemming from robust student demand for higher-education, as well as strong investor interest in higher-quality bonds overall. Yield-curve positioning did not have a meaningful impact on performance overall.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Arizona Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	21.8	19.0
Special Tax	18.6	19.8
Water & Sewer	17.5	18.8
Electric Utilities	13.1	9.6
Health Care	10.0	10.4
Weighted Average Maturity as of August 31, 2009
		6 months ago
Years	8.8	11.1

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2009
6 months ago
Years	8.5	8.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of August 31, 2009	As of February 28, 2009
AAA 3.0%	AAA 0.0%
AA,A 74.9%	AA,A 75.1%
BBB 17.7%	BBB 19.8%
BB and Below 0.9%	BB and Below 1.2%
Not Rated 1.3%	Not Rated 0.9%
Short-Term Investments and Net Other Assets 2.2%	Short-Term Investments and Net Other Assets 3.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Annual Report

Fidelity Arizona Municipal Income Fund

Investments August 31, 2009

Showing Percentage of Net Assets

Municipal Bonds - 97.8%
	Principal Amount	Value
Arizona - 91.7%
Arizona Board of Regents Ctfs. of Prtn.:
(Arizona Biomedical Research Collaborative Bldg. Proj.) Series 2006, 5% 6/1/19 (AMBAC Insured)	$ 1,140,000	$ 1,237,595
(Univ. of Arizona Projs.) Series 2006 A, 5% 6/1/18 (AMBAC Insured)	1,000,000	1,048,300
Arizona Ctfs. of Prtn. Series A, 5% 9/1/20 (FSA Insured)	1,640,000	1,719,770
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	1,280,000	1,331,686
5% 7/1/32	470,000	456,878
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	1,006,640
Series 2007 B, 1.21% 1/1/37 (b)	1,000,000	620,390
Series 2008 A, 5.25% 1/1/31	1,000,000	968,810
Series 2008 D, 6% 1/1/27	1,000,000	1,037,690
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2008, 5.75% 9/1/22	1,000,000	1,094,720
Series A2, 5% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,059,940
Arizona School Facilities Board Rev. Series 2005, 5% 7/1/13	1,225,000	1,379,509
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/24	1,230,000	1,264,206
Arizona State Univ. Nanotechnology LLC Lease Rev. Series 2009 A, 5% 3/1/34 (Assured Guaranty Corp. Insured)	1,000,000	984,720
Arizona State Univ. Revs. Series 2005, 5% 7/1/26 (AMBAC Insured)	1,000,000	1,029,970
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Series 1999 B1, 6.15% 5/1/29 (c)	500,000	496,570
Arizona Trans. Board Hwy. Rev. Series 2008 A, 5% 7/1/33	2,000,000	2,051,540
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A, 5% 10/1/29	1,000,000	1,066,840
Avondale Muni. Dev. Corp. Excise Tax Rev. 5% 7/1/28	500,000	518,015
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp. Proj.) Series 2005, 4.375%, tender 12/1/10 (b)(c)	1,000,000	1,024,400
Cottonwood Wtr. Sys. Rev.:
5% 7/1/26 (XL Cap. Assurance, Inc. Insured)	1,405,000	1,243,256
5% 7/1/30 (XL Cap. Assurance, Inc. Insured)	1,125,000	942,458
5% 7/1/35 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,020,162
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Downtown Phoenix Hotel Corp. Rev. Series A, 5.25% 7/1/23 (FGIC Insured)	$ 1,750,000	$ 1,308,545
Gilbert Wtr. Resources Muni. Property Corp. Wastewtr. Sys. & Util. Rev. Series 2004, 4.9% 4/1/19	1,025,000	1,017,999
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2007, 5.25% 5/15/19	1,000,000	1,041,590
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.):
Series 2005 B, 5.25% 12/1/19	1,040,000	1,042,101
Series 2005, 5% 12/1/35	1,000,000	863,840
Series 2007, 5% 12/1/27	1,000,000	912,680
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A:
6.25% 7/1/38	3,000,000	3,113,370
7% 7/1/33	1,000,000	1,071,260
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/17 (AMBAC Insured)	1,580,000	1,678,497
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	1,000,000	1,069,850
Marana Muni. Property Corp. Facilities Rev. Series A, 5.25% 7/1/22	1,620,000	1,761,734
Maricopa County Cmnty. College District Series 2004, 5% 7/1/12	2,000,000	2,208,300
Maricopa County Indl. Dev. Auth. Health Facilities Rev.:
(Catholic Healthcare West Proj.):
Series 1998 A, 5% 7/1/16	545,000	547,774
Series 2007 A, 5% 7/1/16	1,000,000	1,037,380
Series 2009 A, 6% 7/1/39	1,000,000	1,013,230
Series A, 5.25% 7/1/32	1,000,000	947,390
(Mayo Clinic Proj.) 5% 11/15/36	1,000,000	975,870
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Mayo Clinic Hosp. Proj.) 5.25% 11/15/37	1,000,000	1,015,050
Maricopa County Unified School District #48 Scottsdale 5% 7/1/22	1,000,000	1,129,580
Maricopa County Unified School District #60 Higley (School Impt. Proj.) Series B, 5% 7/1/19 (FGIC Insured)	1,000,000	1,063,130
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5% 7/1/38	1,000,000	998,410
Mesa Util. Sys. Rev.:
5% 7/1/20 (FGIC Insured)	1,000,000	1,087,130
5% 7/1/24 (FGIC Insured)	3,000,000	3,167,490
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Navajo County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Cholla Proj.) Series 2009 A, 5%, tender 6/1/12 (b)	$ 2,000,000	$ 2,026,440
North Campus Facilities LLC (Northern Arizona Univ. Sys. Rev. Proj.) 5% 6/1/31 (AMBAC Insured)	1,225,000	1,232,571
Northern Arizona Univ. Revs. 5% 6/1/21 (AMBAC Insured)	1,085,000	1,158,075
Phoenix Civic Impt. Board Arpt. Rev.:
Series A, 5% 7/1/33	1,000,000	1,017,070
Series B, 5.25% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,100,000	1,064,063
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	2,000,000	1,580,920
Phoenix Civic Impt. Corp. Excise Tax Rev.:
(Civic Plaza Expansion Proj.) Series 2005 A:
5% 7/1/18 (FGIC Insured)	550,000	597,053
5% 7/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,034,650
Series 2007 A, 5% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250,000	1,339,313
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. (Lt. Rail Proj.) Series 2004, 5% 7/1/20	1,000,000	1,052,420
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2004:
5% 7/1/24	1,750,000	1,822,923
5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	770,000	788,172
Series 2007, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,094,720
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2001, 5.5% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,187,540
Series 2002, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,582,095
Series 2005:
4.75% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	615,000	624,975
5% 7/1/20	5,000,000	5,351,250
5% 7/1/29	1,750,000	1,798,825
Series 2009 A, 5% 7/1/39	2,000,000	2,056,180
Phoenix Gen. Oblig. Series 2002 B, 5.375% 7/1/20	1,060,000	1,142,362
Phoenix Street & Hwy. User Rev. Series 1992, 6.25% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	20,002
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Pima County Ctfs. of Prtn. (Justice Bldg. Proj.):
Series 2007 A, 5% 7/1/19 (AMBAC Insured)	$ 735,000	$ 791,103
Series A, 5% 7/1/21 (AMBAC Insured)	935,000	998,552
Pima County Unified School District #1 Tucson (Proj. of 2004):
Series 2007 C, 5% 7/1/23 (FGIC Insured)	1,000,000	1,052,840
Series 2008 D, 5% 7/1/25 (FSA Insured)	1,000,000	1,072,170
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Proj.):
Series 2006 A, 5.25% 10/1/12 (ACA Finl. Guaranty Corp. Insured)	1,000,000	977,240
Series 2007 A, 5.25% 10/1/13 (ACA Finl. Guaranty Corp. Insured)	1,335,000	1,287,060
Pinal County Unified School District #1 Florence (2006 School Impt. Proj.) Series 2007 A:
5% 7/1/19 (FGIC Insured)	1,000,000	1,063,130
5% 7/1/20 (FGIC Insured)	1,000,000	1,056,940
Pinal County Unified School District #44 J.O. Combs (2006 School Impt. Proj.) Series B, 5% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	860,000	903,688
Queen Creek Excise Tax & State Shared Rev. 5% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,202,186
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2002 B:
5% 1/1/20	1,500,000	1,563,795
5% 1/1/21	290,000	301,319
5% 1/1/31	1,995,000	2,021,075
Series 2005 A, 5% 1/1/35	3,000,000	3,042,030
Series 2006 A, 5% 1/1/37	3,690,000	3,741,697
Series 2008 A:
5% 1/1/24	1,000,000	1,070,910
5% 1/1/38	5,400,000	5,555,247
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007, 5.5% 12/1/29	3,000,000	2,775,600
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2008 A, 5% 9/1/23	355,000	334,804
Scottsdale Muni. Property Corp. Excise Tax Rev. (Wtr. and Swr. Impt. Proj.) Series 2008 A, 5% 7/1/28	1,050,000	1,124,970
Sedona Excise Tax Rev.:
Series 2004, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120,000	2,273,064
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Sedona Excise Tax Rev.: - continued
Series 2005, 5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,048,290
Tempe Gen. Oblig. Series 2006, 5% 7/1/20	3,200,000	3,519,712
Tempe Transit Excise Tax Rev. Series 2008, 4.75% 7/1/38	185,000	185,518
Tucson Ctfs. of Prtn. Series 2007, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,082,650
Tucson Gen. Oblig. Series 2005:
5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,250,000	3,618,940
5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,295,000	3,593,263
Tucson Street & Hwy. User Rev. Series 1994 B, 7.5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,015,000	1,123,585
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255,000	1,317,035
Univ. Med. Ctr. Corp. Hosp. Rev.:
Series 2004:
5.25% 7/1/11	210,000	216,705
5.25% 7/1/15	1,000,000	1,018,690
Series 2005, 5% 7/1/16	1,735,000	1,746,972
Univ. of Arizona Univ. Revs.:
(Univ. of Arizona Projs.):
Series 2003 B, 5% 6/1/31 (AMBAC Insured)	300,000	300,585
Series 2005 A, 5% 6/1/24 (AMBAC Insured)	1,040,000	1,078,251
Series 2005 C, 5% 6/1/14 (AMBAC Insured)	360,000	398,146
Series 2008 A, 5% 6/1/22	1,315,000	1,438,557
Series 2009 A, 5% 6/1/39	1,000,000	1,010,690
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 4%, tender 6/1/10 (b)(c)	1,000,000	1,000,970
		142,155,863
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series A, 5% 10/1/12	500,000	514,035
Puerto Rico - 4.9%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	700,000	685,650
Series 2003, 5.75% 7/1/19 (FGIC Insured)	700,000	698,894
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2006 B, 5% 7/1/17	1,000,000	998,010
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2002 A, 5.5% 7/1/18	$ 700,000	$ 716,156
Series 2003 A, 5.25% 7/1/14	275,000	283,624
Series 2007 A, 5.5% 7/1/21 (FGIC Insured)	1,000,000	993,910
Puerto Rico Govt. Dev. Bank:
Series 2006 B, 5% 12/1/12	1,000,000	1,048,080
Series 2006 C, 5.25% 1/1/15 (c)	500,000	512,320
Puerto Rico Pub. Bldg. Auth. Rev.:
Series G, 5.25% 7/1/13	315,000	323,628
Series M2, 5.75%, tender 7/1/17 (b)	200,000	209,076
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41	1,000,000	140,740
Series 2009 A, 6% 8/1/42	1,000,000	1,045,530
		7,655,618
Virgin Islands - 0.9%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (c)	500,000	419,365
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series 2007 A, 5% 7/1/27	1,000,000	880,380
		1,299,745
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $153,081,237)	151,625,261
NET OTHER ASSETS - 2.2%	3,427,341
NET ASSETS - 100%	$ 155,052,602
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	21.8%
Special Tax	18.6%
Water & Sewer	17.5%
Electric Utilities	13.1%
Health Care	10.0%
Education	9.4%
Others* (individually less than 5%)	9.6%
100.0%
*Includes net other assets
Income Tax Information
At August 31, 2009, the fund had a capital loss carryforward of approximately $397,926 all of which will expire on August 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $153,081,237)		$ 151,625,261
Cash		1,857,613
Receivable for fund shares sold		361,866
Interest receivable		1,497,351
Other receivables		727
Total assets		155,342,818

Liabilities
Payable for fund shares redeemed	$ 19,674
Distributions payable	201,148
Accrued management fee	69,394
Total liabilities		290,216

Net Assets		$ 155,052,602
Net Assets consist of:
Paid in capital		$ 157,019,074
Undistributed net investment income		26,262
Accumulated undistributed net realized gain (loss) on investments		(536,758)
Net unrealized appreciation (depreciation) on investments		(1,455,976)
Net Assets, for 13,941,325 shares outstanding		$ 155,052,602
Net Asset Value, offering price and redemption price per share ($155,052,602 ÷ 13,941,325 shares)		$ 11.12

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2009

Investment Income
Interest		$ 6,032,350

Expenses
Management fee	$ 733,895
Independent trustees' compensation	478
Miscellaneous	610
Total expenses before reductions	734,983
Expense reductions	(5,469)	729,514
Net investment income		5,302,836
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(555,098)
Futures contracts	16,972
Total net realized gain (loss)		(538,126)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,111,281
Futures contracts	1,882
Total change in net unrealized appreciation (depreciation)		1,113,163
Net gain (loss)		575,037
Net increase (decrease) in net assets resulting from operations		$ 5,877,873

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2009	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 5,302,836	$ 5,236,715
Net realized gain (loss)	(538,126)	609,727
Change in net unrealized appreciation (depreciation)	1,113,163	(1,573,948)
Net increase (decrease) in net assets resulting from operations	5,877,873	4,272,494
Distributions to shareholders from net investment income	(5,294,897)	(5,232,213)
Distributions to shareholders from net realized gain	(409,050)	(430,807)
Total distributions	(5,703,947)	(5,663,020)
Share transactions Proceeds from sales of shares	65,045,430	61,377,221
Reinvestment of distributions	3,572,863	3,199,620
Cost of shares redeemed	(57,178,441)	(48,884,583)
Net increase (decrease) in net assets resulting from share transactions	11,439,852	15,692,258
Redemption fees	7,310	4,725
Total increase (decrease) in net assets	11,621,088	14,306,457

Net Assets
Beginning of period	143,431,514	129,125,057
End of period (including undistributed net investment income of $26,262 and undistributed net investment income of $22,146, respectively)	$ 155,052,602	$ 143,431,514
Other Information Shares
Sold	6,083,801	5,515,446
Issued in reinvestment of distributions	336,051	288,119
Redeemed	(5,472,354)	(4,409,450)
Net increase (decrease)	947,498	1,394,115

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 11.13	$ 11.39	$ 11.59	$ 11.56
Income from Investment Operations
Net investment income B	.425	.419	.418	.417	.417
Net realized and unrealized gain (loss)	.112	(.054)	(.205)	(.149)	.087
Total from investment operations	.537	.365	.213	.268	.504
Distributions from net investment income	(.425)	(.418)	(.418)	(.417)	(.419)
Distributions from net realized gain	(.033)	(.037)	(.055)	(.051)	(.055)
Total distributions	(.458)	(.455)	(.473)	(.468)	(.474)
Redemption fees added to paid in capital B	.001	- D	- D	- D	- D
Net asset value, end of period	$ 11.12	$ 11.04	$ 11.13	$ 11.39	$ 11.59
Total Return A	5.15%	3.33%	1.87%	2.41%	4.46%
Ratios to Average Net Assets C
Expenses before reductions	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.55%	.52%	.48%	.50%	.50%
Net investment income	3.97%	3.76%	3.70%	3.69%	3.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 155,053	$ 143,432	$ 129,125	$ 107,024	$ 100,695
Portfolio turnover rate	19%	22%	15%	22%	13%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Maturity Diversification
Days	% of fund's investments 8/31/09	% of fund's investments 2/28/09	% of fund's investments 8/31/08
0 - 30	89.8	90.6	89.1
31 - 90	0.8	0.0	3.4
91 - 180	2.4	6.6	6.1
181 - 397	7.0	2.8	1.4
Weighted Average Maturity
	8/31/09	2/28/09	8/31/08
Fidelity Arizona Municipal Money Market Fund	30 Days	21 Days	20 Days
All Tax Free Money Market Funds Average*	32 Days	26 Days	31 Days
Asset Allocation (% of fund's net assets)
As of August 31, 2009	As of February 28, 2009
Variable Rate Demand Notes (VRDNs) 81.7%	Variable Rate Demand Notes (VRDNs) 83.1%
Commercial Paper (including CP Mode) 3.9%	Commercial Paper (including CP Mode) 0.0%
Tender Bonds 0.0%	Tender Bonds 1.0%
Municipal Notes 0.0%	Municipal Notes 0.5%
Fidelity Municipal Cash Central Fund 2.0%	Fidelity Municipal Cash Central Fund 7.3%
Other Investments 11.3%	Other Investments 8.8%
Net Other Assets 1.1%	Net Other Assets** (0.7)%

**Net Other Assets are not included in the pie chart.

Current and Historical Seven-Day Yields

	8/31/09	6/1/09	3/2/09	12/1/08	9/1/08
Fidelity Arizona Municipal Money Market Fund	.01%	.19%	.24%	.54%	1.44%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Fidelity Arizona Municipal Money Market Fund

Investments August 31, 2009

Showing Percentage of Net Assets

Municipal Securities - 98.9%
	Principal Amount	Value
Arizona - 91.5%
Arizona Board of Regents Arizona State Univ. Rev. Bonds (Tempe Campus Projs.) Series 2009 A, 4% 7/1/10	$ 2,185,000	$ 2,248,458
Arizona Ctfs. of Prtn. Bonds Series 2002 B, 5% 9/1/09	4,300,000	4,300,000
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 B, 0.23%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	13,800,000	13,800,000
Series 2008 C, 0.28%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	5,510,000	5,510,000
Series 2008 E, 0.9%, LOC Landesbank Baden-Wuert, VRDN (a)	19,000,000	19,000,000
(Catholic Healthcare West Proj.) Series 2008 A, 0.27%, LOC Bank of America NA, VRDN (a)	4,900,000	4,900,000
(Southwest Behavioral Health Svcs., Inc. Proj.) Series 2004, 0.32%, LOC JPMorgan Chase Bank, VRDN (a)	3,150,000	3,150,000
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) Series 2005, 0.39%, LOC Fannie Mae, VRDN (a)(c)	3,645,000	3,645,000
Arizona State Trans. Board Bonds Series 2003 A, 5% 7/1/10	3,500,000	3,631,627
Arizona Trans. Board Excise Tax Rev. Bonds (Maricopa County Reg'l. Area Road Proj.) Series 2009, 3% 7/1/10	2,000,000	2,042,696
Arizona Trans. Board Hwy. Rev. Participating VRDN Series PT 4605, 0.4% (Liquidity Facility Deutsche Postbank AG) (a)(e)	4,000,000	4,000,000
Arizona Wtr. Infrastructure Fin. Auth. Rev. Bonds (Wtr. Quality Proj.) Series 2009 A, 2% 10/1/09	3,000,000	3,004,008
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 0.55%, LOC Bank of America NA, VRDN (a)(c)	2,125,000	2,125,000
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 1994 A, 0.18%, LOC KBC Bank NV, VRDN (a)(c)	32,590,000	32,590,001
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.3%, LOC Bank of America NA, VRDN (a)	7,600,000	7,600,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 0.4%, LOC Fannie Mae, VRDN (a)(c)	3,299,675	3,299,675
(Ranchwood Apts. Proj.) Series 2001 A, 0.38%, LOC Fannie Mae, VRDN (a)(c)	5,000,000	5,000,000
(San Angelin Apts. Proj.) Series 2004, 0.35%, LOC Fannie Mae, VRDN (a)(c)	3,100,000	3,100,000
(San Lucas Apts. Proj.) Series 2003, 0.36%, LOC Fannie Mae, VRDN (a)(c)	1,700,000	1,700,000
(San Martin Apts. Proj.) Series A1, 0.36%, LOC Fannie Mae, VRDN (a)(c)	7,000,000	7,000,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.: - continued
(San Miguel Apts. Proj.) Series 2003, 0.35%, LOC Fannie Mae, VRDN (a)(c)	$ 1,300,000	$ 1,300,000
(San Remo Apts. Proj.) Series 2002, 0.36%, LOC Fannie Mae, VRDN (a)(c)	10,800,000	10,800,000
(Village at Sun Valley Apts. Proj.) Series 2008, 0.52%, LOC Freddie Mac, VRDN (a)(c)	3,500,000	3,500,000
(Village Square Apts. Proj.) Series 2004, 0.39%, LOC Fannie Mae, VRDN (a)(c)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Rev.:
(Clayton Homes, Inc. Proj.) Series 1998, 0.62%, LOC U.S. Bank NA, Minnesota, VRDN (a)(c)	1,000,000	1,000,000
(Valley of the Sun YMCA Proj.) Series 2008, 0.23%, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,300,000	3,300,000
Phoenix Civic Impt. Board Arpt. Rev. Bonds Series D, 5% 7/1/10 (c)	2,780,000	2,874,101
Phoenix Civic Impt. Corp. Series 2009, 0.4% 9/4/09, LOC Bank of America NA, CP	3,800,000	3,800,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Bonds Series 2005, 5% 7/1/10	4,000,000	4,150,663
Participating VRDN:
Series EGL 7050056 Class A, 0.39% (Liquidity Facility Citibank NA) (a)(e)	4,100,000	4,100,000
Series Putters 3458, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,000,000	7,000,000
Phoenix Gen. Oblig. Participating VRDN Series BBT 2012, 0.24% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	5,205,000	5,205,000
Phoenix Indl. Dev. Auth. Cultural Facilities Rev. (Phoenix Art Museum Proj.) Series 2006, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	200,000	200,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Paradise Lakes Apt. Proj.):
Series 2007 A, 0.24%, LOC Wachovia Bank NA, VRDN (a)	5,575,000	5,575,000
Series 2007 B, 0.34%, LOC Wachovia Bank NA, VRDN (a)(c)	18,800,000	18,800,000
(Westward Ho Apts. Proj.) Series 2003 A, 0.39%, LOC Bank of America NA, VRDN (a)(c)	1,400,000	1,400,000
Phoenix Indl. Dev. Auth. Rev.:
(Desert Botanical Garden Proj.) Series 2000, 0.32%, LOC JPMorgan Chase Bank, VRDN (a)	3,500,000	3,500,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Phoenix Indl. Dev. Auth. Rev.: - continued
(Independent Newspaper, Inc. Proj.) Series 2000, 0.63%, LOC Wachovia Bank NA, VRDN (a)(c)	$ 885,000	$ 885,000
(Phoenix Expansion Proj.) Series 2002, 1.42%, LOC JPMorgan Chase Bank, VRDN (a)(c)	2,105,000	2,105,000
(Plastican Proj.) Series 1997, 0.55%, LOC Bank of America NA, VRDN (a)(c)	1,835,000	1,835,000
(Swift Aviation Svcs., Inc. Proj.) Series 2002, 0.4%, LOC U.S. Bank NA, Minnesota, VRDN (a)(c)	6,595,000	6,595,000
Pima County Ctfs. of Prtn. Bonds Series 2009, 3% 6/1/10	4,000,000	4,051,839
Pima County Gen. Oblig. Bonds Series 2009, 4% 7/1/10	4,000,000	4,116,212
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.4%, LOC Wells Fargo Bank NA, VRDN (a)	3,000,000	3,000,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (River Point Proj.) Series 2001, 0.38%, LOC Fannie Mae, VRDN (a)(c)	6,000,000	6,000,000
Pima County Indl. Dev. Auth. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 2008 B, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	200,000	200,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds:
Series 1993 A, 5.75% 1/1/10	2,150,000	2,186,979
Series 2002 C, 5% 1/1/10	4,475,000	4,533,480
Participating VRDN:
Series EGL 06 14 Class A, 0.29% (Liquidity Facility Citibank NA) (a)(e)	3,400,000	3,400,000
Series MS 3078, 0.36% (Liquidity Facility Morgan Stanley) (a)(e)	3,900,000	3,900,000
Series Putters 3242, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,700,000	1,700,000
Series Putters 3307, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,300,000	3,300,000
Series ROC II R 11712, 0.29% (Liquidity Facility Citibank NA) (a)(e)	3,635,000	3,635,000
Series WF 09 40C, 0.27% (Liquidity Facility Wells Fargo & Co.) (a)(e)	3,900,000	3,900,000
Series B, 0.33% 9/1/09, CP	3,900,000	3,900,000
Series C, 0.28% 9/2/09, CP	3,900,000	3,900,000
Scottsdale Gen. Oblig. Participating VRDN Series BBT 08 20, 0.24% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	3,800,000	3,800,000
Scottsdale Indl. Dev. Auth. Rev. Series 2001 A, 0.32%, LOC JPMorgan Chase Bank, VRDN (a)	8,026,000	8,026,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Show Low Indl. Dev. Auth. Solid Waste Disp. Rev. (Snowflake White Mountain Pwr. LLC Proj.) Series 2006, 0.48%, LOC JPMorgan Chase Bank, VRDN (a)(c)	$ 4,000,000	$ 4,000,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.33%, LOC Bank of America NA, VRDN (a)	4,025,000	4,025,000
Tempe Transit Excise Tax Rev. Series 2006, 0.3% (Liquidity Facility Royal Bank of Canada), VRDN (a)	25,475,000	25,475,000
Tolleson Muni. Fin. Corp. Rev. Bonds (American Wtr. Cap. Corp. Proj.) 1.05% tender 9/3/09, CP mode	3,500,000	3,500,000
Univ. of Arizona Univ. Revs. Bonds:
Series 1992 A, 6% 6/1/10	1,000,000	1,041,049
Series 2000 A, 5.8% 6/1/24 (Pre-Refunded to 12/1/09 @ 100) (d)	2,000,000	2,023,491
Series 2008 B, 4% 6/1/10	1,675,000	1,719,208
Yavapai County Indl. Dev. Auth.:
(Northern Arizona Healthcare Sys. Proj.) Series 2008 B, 0.26%, LOC Banco Bilbao Vizcaya Argentaria SA, VRDN (a)	4,000,000	4,000,000
(Yavapai Reg'l. Med. Ctr. Proj.) Series 2008A, 0.3%, LOC UBS AG, VRDN (a)	1,500,000	1,500,000
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. (Allied Waste North America, Inc. Proj.) Series 2008 A, 0.37%, LOC Bank of America NA, VRDN (a)(c)	10,000,000	10,000,000
		341,404,487
Kentucky - 0.6%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.) Series 2006 B, 0.45%, LOC Commerzbank AG, VRDN (a)(c)	400,000	400,000
Kenton County Arpt. Board Spl. Facilities Rev. Series 2003 A, 4% (Deutsche Post AG Guaranteed), VRDN (a)(c)	1,700,000	1,700,000
		2,100,000
Michigan - 0.1%
Michigan Hosp. Fin. Auth. Rev. (Henry Ford Health Sys. Proj.) Series 2006 C, 1.62%, LOC RBS Citizens NA, VRDN (a)	400,000	400,000
Nevada - 0.1%
Clark County Arpt. Rev. Series 2008 C1, 0.8%, LOC Bayerische Landesbank, VRDN (a)(c)	300,000	300,000
Ohio - 0.4%
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.) Series 2007 B, 4% (Deutsche Post AG Guaranteed), VRDN (a)(c)	1,400,000	1,400,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - 1.3%
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 1.78%, LOC Citizens Bank of Pennsylvania, VRDN (a)	$ 1,585,000	$ 1,585,000
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev.:
(Gloria Dei Proj.) Series 2006, 1.78%, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,205,000	2,205,000
(Haverford School Proj.) Series 2008, 0.8%, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,000,000	1,000,000
		4,790,000
Puerto Rico - 1.0%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.45%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	3,900,000	3,900,000
Texas - 1.3%
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Energy Co. Proj.) Series 2002 A, 0.32%, LOC Citibank NA, VRDN (a)(c)	3,700,000	3,700,000
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Series 1995 B, 0.35%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(c)	1,000,000	1,000,000
		4,700,000
Washington - 0.6%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.54% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,000,000	2,000,000
Port of Seattle Rev. Series 2005, 0.54%, LOC Fortis Banque SA, VRDN (a)(c)	300,000	300,000
		2,300,000
	Shares
Other - 2.0%
Fidelity Municipal Cash Central Fund, 0.27% (b)	7,681,000	7,681,000
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $368,975,487)		368,975,487
NET OTHER ASSETS - 1.1%		4,230,891
NET ASSETS - 100%		$ 373,206,378
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 125,412
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $361,294,487)	$ 361,294,487
Fidelity Central Funds (cost $7,681,000)	7,681,000
Total Investments (cost $368,975,487)		$ 368,975,487
Cash		53,703
Receivable for fund shares sold		7,237,190
Interest receivable		548,314
Distributions receivable from Fidelity Central Funds		3,332
Prepaid expenses		7,674
Other affiliated receivables		15,578
Other receivables		1,166
Total assets		376,842,444

Liabilities
Payable for fund shares redeemed	$ 3,479,658
Distributions payable	49
Accrued management fee	156,359
Total liabilities		3,636,066

Net Assets		$ 373,206,378
Net Assets consist of:
Paid in capital		$ 373,174,477
Accumulated undistributed net realized gain (loss) on investments		31,901
Net Assets, for 373,014,284 shares outstanding		$ 373,206,378
Net Asset Value, offering price and redemption price per share ($373,206,378 ÷ 373,014,284 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended August 31, 2009

Investment Income
Interest		$ 4,504,501
Income from Fidelity Central Funds		125,412
Total income		4,629,913

Expenses
Management fee	$ 1,992,298
Independent trustees' compensation	1,443
Money Market Guarantee Program fee	152,637
Total expenses before reductions	2,146,378
Expense reductions	(77,104)	2,069,274
Net investment income		2,560,639
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		17,595
Net increase in net assets resulting from operations		$ 2,578,234

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2009	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 2,560,639	$ 8,420,641
Net realized gain (loss)	17,595	36,814
Net increase in net assets resulting from operations	2,578,234	8,457,455
Distributions to shareholders from net investment income	(2,560,731)	(8,420,612)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,391,807,322	1,734,653,565
Reinvestment of distributions	2,508,619	8,269,007
Cost of shares redeemed	(1,414,170,262)	(1,690,764,616)
Net increase (decrease) in net assets and shares resulting from share transactions	(19,854,321)	52,157,956
Total increase (decrease) in net assets	(19,836,818)	52,194,799

Net Assets
Beginning of period	393,043,196	340,848,397
End of period	$ 373,206,378	$ 393,043,196

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.006	.022	.032	.027	.016
Distributions from net investment income	(.006)	(.022)	(.032)	(.027)	(.016)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.64%	2.25%	3.26%	2.78%	1.60%
Ratios to Average Net Assets B, C
Expenses before reductions	.54%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.53%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.52%	.41%	.38%	.37%	.43%
Net investment income	.64%	2.20%	3.22%	2.77%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 373,206	$ 393,043	$ 340,848	$ 267,738	$ 217,819

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2009

1. Organization.

Fidelity Arizona Municipal Income Fund (the Income Fund) is a fund of Fidelity Union Street Trust. Fidelity Arizona Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Union Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Arizona.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 13, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Income Fund uses independent pricing services approved by the Board of Trustees to value their investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. For the Income Fund, changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for each Fund's investments is included at the end of each Fund's Schedule of Investments. Valuation techniques of each Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

For the Income Fund, debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For municipal securities pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates market value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Board of Trustees of the Money Market Fund approved the participation by the Money Market Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through September 18, 2009. Under the Program, if the Money Market Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Money Market Fund on September 19, 2008 may be eligible to receive a payment from the U.S. Treasury Department upon liquidation of the Money Market Fund. The Money Market Fund paid the U.S. Treasury Department fees equal to 0.04% based on the number of shares outstanding as of September 19, 2008 to participate in the Program. The fees are being amortized over the length of the participation in the Program. The expense is borne by the Money Market Fund without regard to any expense limitation currently in effect.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations,

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

which may differ from generally accepted accounting principles. In addition, certain Funds will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Arizona Municipal Income Fund	$ 153,054,010	$ 2,479,792	$ (3,908,541)	$ (1,428,749)
Fidelity Arizona Municipal Money Market Fund	368,975,487	-	-	-
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Capital Loss Carryforward
Fidelity Arizona Municipal Income Fund	$ -	$ -	$ (397,926)
Fidelity Arizona Municipal Money Market Fund	31,901	-	-

The tax character of distributions paid was as follows:

August 31, 2009	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Arizona Municipal Income Fund	$ 5,294,897	$ 35,148	$ 373,902	$ 5,703,947
Fidelity Arizona Municipal Money Market Fund	2,560,731	-	-	2,560,731

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

August 31, 2008	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Arizona Municipal Income Fund	$ 5,232,213	$ 59,535	$ 371,272	$ 5,663,020
Fidelity Arizona Municipal Money Market Fund	8,420,612	-	-	8,420,612

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Income Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Income Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Income Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Income Fund is exposed to certain financial risks relative to those derivatives. This risk is further explained below:

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Income Fund:

Futures Contracts. The Income Fund use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may include interest rate risk, and potential lack of liquidity

Annual Report

Notes to Financial Statements - continued

4. Investments in Derivative Instruments - continued

Futures Contracts - continued

in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in each applicable Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

5. Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Income Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Income Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Fidelity Arizona Municipal Income Fund
Interest Rate Risk
Futures Contracts	$ 16,972	$ 1,882
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 16,972	$ 1,882

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $16,972 for futures contracts.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $1,882 for futures contracts.

Annual Report

6. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, for the Income Fund aggregated $33,912,052 and $24,192,926, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provides the Funds with investment management related services for which the Funds pay a monthly management fee. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Funds is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Each Fund's management fee is equal to the following annual rate of average net assets:

Fidelity Arizona Municipal Income Fund	.55%
Fidelity Arizona Municipal Money Market Fund	.50%

8. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Arizona Municipal Income Fund	$ 610

During the period, there were no borrowings on this line of credit.

9. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees during the period for the Money Market fund. The amount of the waiver is $34,041.

In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

Fidelity Arizona Municipal Income Fund	$ 5,469
Fidelity Arizona Municipal Money Market Fund	43,063

Annual Report

Notes to Financial Statements - continued

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The supply of municipal money market securities has fluctuated significantly due to market volatility. As a result, the Money Market Fund's cash position may be significant during the period.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Union Street Trust and Fidelity Union Street Trust II and the Shareholders of Fidelity Arizona Municipal Income Fund and Fidelity Arizona Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Arizona Municipal Income Fund (a fund of Fidelity Union Street Trust) and Fidelity Arizona Municipal Money Market Fund (a fund of Fidelity Union Street Trust II) at August 31, 2009 the results of each of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Union Street Trust's and Fidelity Union Street Trust II's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 13, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 187 funds advised by FMR or an affiliate. Mr. Curvey oversees 407 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (68)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (55)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Group (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Charles S. Morrison (48)

Year of Election or Appointment: 2005

Vice President of Fidelity's Money Market Funds. Mr. Morrison also serves as President, Money Market Group Leader of FMR (2009-present), and as Executive Vice President of Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Morrison served as Senior Vice President, Money Market Group of FMR (2004-2009), Vice President of Fidelity's Bond Funds and certain Balanced, and Asset Allocation Funds.

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian also serves as Chief Financial Officer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

During fiscal year ended 2009, 100% of each fund's income dividends were free from federal income tax, and 4.48% and 39.14% of Fidelity Arizona Municipal Income Fund and Fidelity Arizona Municipal Money Market Fund's income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of Fidelity Arizona Municipal Income Fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	162,487,985.46	92.665
Withheld	12,862,487.54	7.335
TOTAL	175,350,473.00	100.000
Albert R. Gamper, Jr.
Affirmative	163,539,022.33	93.264
Withheld	11,811,450.67	6.736
TOTAL	175,350,473.00	100.000
Abigail P. Johnson
Affirmative	164,262,770.90	93.677
Withheld	11,087,702.10	6.323
TOTAL	175,350,473.00	100.000
Arthur E. Johnson
Affirmative	164,575,211.52	93.855
Withheld	10,775,261.48	6.145
TOTAL	175,350,473.00	100.000
Michael E. Kenneally
Affirmative	165,409,375.58	94.331
Withheld	9,941,097.42	5.669
TOTAL	175,350,473.00	100.000
James H. Keyes
Affirmative	163,983,805.62	93.518
Withheld	11,366,667.38	6.482
TOTAL	175,350,473.00	100.000
Marie L. Knowles
Affirmative	164,010,458.32	93.533
Withheld	11,340,014.68	6.467
TOTAL	175,350,473.00	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	163,068,307.02	92.996
Withheld	12,282,165.98	7.004
TOTAL	175,350,473.00	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	112,864,589.26	64.365
Against	31,554,524.02	17.995
Abstain	9,402,118.64	5.362
Broker Non-Votes	21,529,241.08	12.278
TOTAL	175,350,473.00	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Proxy Voting Results

A special meeting of Fidelity Arizona Municipal Money Market Fund's shareholders was held on August 14, 2009. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	9,583,779,895.38	94.819
Withheld	523,686,003.43	5.181
TOTAL	10,107,465,898.81	100.000
Albert R. Gamper, Jr.
Affirmative	9,621,757,111.25	95.195
Withheld	485,708,787.56	4.805
TOTAL	10,107,465,898.81	100.000
Abigail P. Johnson
Affirmative	9,594,120,338.40	94.921
Withheld	513,345,560.41	5.079
TOTAL	10,107,465,898.81	100.000
Arthur E. Johnson
Affirmative	9,602,636,903.42	95.005
Withheld	504,828,995.39	4.995
TOTAL	10,107,465,898.81	100.000
Michael E. Kenneally
Affirmative	9,633,484,325.02	95.311
Withheld	473,981,573.79	4.689
TOTAL	10,107,465,898.81	100.000
James H. Keyes
Affirmative	9,624,861,882.96	95.225
Withheld	482,604,015.85	4.775
TOTAL	10,107,465,898.81	100.000
Marie L. Knowles
Affirmative	9,619,833,803.55	95.176
Withheld	487,632,095.26	4.824
TOTAL	10,107,465,898.81	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	9,594,952,614.12	94.929
Withheld	512,513,284.69	5.071
TOTAL	10,107,465,898.81	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Arizona Municipal Income Fund / Fidelity Arizona Municipal Money Market Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for each fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under each fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the nature or level of services provided under each fund's Advisory Contracts; or (iii) the day-to-day management of each fund or the persons primarily responsible for such management. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

AZI/SPZ-UANN-1009
1.790910.106

Fidelity®
Maryland Municipal Income
Fund

Annual Report

August 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2009	Past 1 year	Past 5 years	Past 10 years
Fidelity® Maryland Municipal Income Fund	5.34%	3.63%	4.92%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Maryland Municipal Income Fund on August 31, 1999. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: After a slow start, municipal bonds turned in solid gains during the 12-month period ending August 31, 2009. At the outset, munis were under pressure amid heavy selling by leveraged investors and others who sought the relative safety of U.S. Treasuries. Further rattling the muni market were the credit downgrade of bond insurers and heavy new issuance from state and local governments looking to refinance their debt. More recently, munis began to recover due largely to increasingly favorable supply and demand conditions. Supply pressures eased with the introduction of "Build America Bonds" which, in many cases, afforded tax-exempt issuers cheaper financing in the taxable market than was available in the muni market. At the same time, demand for munis firmed as the doom and gloom surrounding the financial system began to moderate. As technical market factors improved, investors gravitated toward the attractive valuations offered by tax-free bonds even as muni issuers continued to grapple with the fundamental challenges of dwindling revenues and rising costs. For the 12 months overall, the Barclays Capital Municipal Bond Index - a performance measure of more than 45,000 investment-grade, fixed-rate tax-exempt bonds - rose 5.67%. By comparison, the overall taxable debt market, as measured by the Barclays Capital U.S. Aggregate Bond Index, gained 7.94%.

Comments from Mark Sommer, Portfolio Manager of Fidelity® Maryland Municipal Income Fund: For the year, the fund returned 5.34% and the Barclays Capital Maryland 4+ Year Enhanced Municipal Bond Index returned 7.40%. The way in which I invested in bonds with various maturities was a key factor that detracted from performance. Specifically, a larger-than-index exposure to longer-term bonds proved detrimental because they were hurt by uncertainty about the economy and inflation fears and lagged intermediate bonds, in which the fund was underweighted. My decisions regarding credit quality also worked against us relative to the index. Here, an overweighting in lower-quality investment-grade munis hurt because they lagged the index early in the period amid investors' wariness of riskier asset classes. In particular, an overweighting in health care bonds throughout much of the period was a drag on performance. The fund was hurt as well by out-of-index holdings in bonds issued within the Commonwealth of Puerto Rico, many of which were insured but suffered downgrades when the insurance companies that guaranteed them deteriorated. In contrast, security selection among lower-quality investment-grade health care bonds was a modest plus. Generally speaking, the bonds in this category that I emphasized outperformed the lower-quality health care bonds in the index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Actual	.55%	$ 1,000.00	$ 1,062.80	$ 2.86
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,022.43	$ 2.80

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Sectors as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	28.4	26.1
Health Care	14.6	14.1
Water & Sewer	13.2	13.2
Education	11.4	12.3
Special Tax	7.9	5.2
Weighted Average Maturity as of August 31, 2009
		6 months ago
Years	7.8	10.6

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2009
6 months ago
Years	7.5	7.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of August 31, 2009	As of February 28, 2009
AAA 18.1%	AAA 24.0%
AA,A 62.8%	AA,A 52.4%
BBB 13.4%	BBB 13.0%
BB and Below 0.0%	BB and Below 0.1%
Not Rated 1.2%	Not Rated 3.2%
Short-Term Investments and Net Other Assets 4.5%	Short-Term Investments and Net Other Assets 7.3%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Annual Report

Investments August 31, 2009

Showing Percentage of Net Assets

Municipal Bonds - 95.5%
	Principal Amount	Value
District Of Columbia - 2.6%
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/19	$ 3,780,000	$ 4,161,969
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	500,000	442,880
Maryland - 83.2%
Baltimore Convention Ctr. Hotel Rev. Series 2006 A:
5.25% 9/1/17 (XL Cap. Assurance, Inc. Insured)	1,350,000	1,291,383
5.25% 9/1/27 (XL Cap. Assurance, Inc. Insured)	1,020,000	854,505
Baltimore County Ctfs. of Prtn. (Equip. Acquisition Prog.) Series 2004, 5% 6/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,684,020
Baltimore County Gen. Oblig.:
(Consolidated Pub. Impt. Proj.) Series 2004, 5% 8/1/15	2,385,000	2,706,116
(Oak Crest Village, Inc. Proj.) Series 2007 A, 5% 1/1/22	500,000	487,835
Series 2008, 5% 2/1/31	2,000,000	2,119,600
Baltimore Gen. Oblig. (Consolidated Pub. Impt. Proj.):
Series 2005 A, 5% 10/15/18 (AMBAC Insured)	1,720,000	1,911,900
Series 2008 A, 5% 10/15/25 (FSA Insured)	1,445,000	1,571,683
Baltimore Port Facilities Rev. (Consolidated Coal Sales Co. Proj.) 6.5% 12/1/10	2,000,000	2,010,840
Baltimore Proj. Rev.:
(Wastewtr. Proj.):
Series 2002 A:
5.125% 7/1/42 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,315,000	2,338,173
5.2% 7/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	254,450
Series 2007 D:
5% 7/1/32 (FSA Insured)	4,500,000	4,682,925
5% 7/1/37 (AMBAC Insured)	2,000,000	2,033,540
5% 7/1/37 (FSA Insured)	4,000,000	4,098,640
Series 2008 A:
5% 7/1/33 (FSA Insured)	2,000,000	2,082,420
5% 7/1/38 (FSA Insured)	3,000,000	3,097,050
Series 2009 C, 5.625% 7/1/39	2,000,000	2,102,320
(Wtr. Proj.):
Series 1994 A, 5% 7/1/24 (FGIC Insured)	370,000	400,125
Series 2002 A, 5.125% 7/1/42 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	355,000	358,554
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
City of Westminster (McDaniel College Proj.) Series 2006:
5% 11/1/12	$ 500,000	$ 525,450
5% 11/1/13	350,000	369,593
Frederick County Econ. Dev. Rev.:
Series 2005, 5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,148,410
Series 2009 A:
5% 3/1/25	610,000	665,852
5% 3/1/27	1,255,000	1,353,329
Frederick County Edl. Facilities Rev. (Mount Saint Mary's Univ. Proj.) Series 2006:
5% 9/1/09	175,000	175,000
5.5% 9/1/12	195,000	191,580
Frederick County Gen. Oblig. Series 2005, 5% 12/1/15	1,000,000	1,159,970
Howard County Gen. Oblig. (Consolidated Pub. Impt. Proj.) Series 2009 A, 5% 4/15/14	2,635,000	3,009,407
Maryland Dept. of Trans. Consolidated Trans. Rev. Series 2009, 4% 5/15/20	3,000,000	3,180,660
Maryland Econ. Dev. Corp. Lease Rev. (Maryland Aviation Administration Facilities Proj.) Series 2003, 5.5% 6/1/18 (FSA Insured) (b)	1,500,000	1,548,435
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	1,000,000	1,111,390
Maryland Econ. Dev. Corp. Student Hsg. Rev.:
(Towson Univ. Proj.) Series 2007 A, 5.25% 7/1/17	500,000	457,480
(Univ. of Maryland, Baltimore County Student Hsg. Proj.) Series 2006:
5% 6/1/14 (CIFG North America Insured)	700,000	688,653
5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	500,000	430,725
5% 6/1/18 (CIFG North America Insured)	2,000,000	1,892,600
Maryland Gen. Oblig.:
(State & Local Facilities Ln. Prog.):
First Series 2002 A:
5.5% 3/1/15	1,850,000	2,184,277
5.5% 3/1/17	2,265,000	2,723,323
First Series 2003 A, 5.25% 3/1/17	4,295,000	5,091,207
First Series 2009 A, 5% 3/1/21	750,000	839,858
First Series 2009 C, 5% 3/1/18	1,000,000	1,171,890
Second Series 2009 B, 5% 8/15/21	3,000,000	3,454,260
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Med. Ctr. Proj.) Series 1998, 5.125% 7/1/33 (FSA Insured)	2,000,000	2,002,020
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Carroll County Gen. Hosp. Proj.) Series 2006, 5% 7/1/40	$ 1,500,000	$ 1,309,170
(Good Samaritan Hosp. Proj.):
5.75% 7/1/13 (Escrowed to Maturity) (c)	240,000	261,607
5.75% 7/1/13 (Escrowed to Maturity) (c)	145,000	158,054
(Hebrew Home of Greater Washington Proj.) Series 2002, 5.8% 1/1/32	1,000,000	991,260
(Howard County Gen. Hosp. Proj.) 5.5% 7/1/13 (Escrowed to Maturity) (c)	465,000	493,672
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/13 (a)	1,400,000	1,505,448
(Johns Hopkins Hosp. Proj.) Series 2001, 5% 5/15/34	1,500,000	1,446,300
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	1,475,000	1,505,665
(Johns Hopkins Univ. Proj.):
Series 2001 B, 5% 7/1/41	3,590,000	3,610,930
Series 2002 A, 5% 7/1/32	1,015,000	1,030,428
Series 2004 A:
5% 7/1/24	1,000,000	1,056,490
5% 7/1/33	2,000,000	2,046,320
5% 7/1/38	2,000,000	2,032,420
(LifeBridge Health Proj.):
Series 2004 A, 5% 7/1/11 (Escrowed to Maturity) (c)	1,000,000	1,074,530
Series 2008, 5% 7/1/19 (Assured Guaranty Corp. Insured)	300,000	321,018
(Loyola College Issue Proj.) Series 1999, 5% 10/1/39	2,000,000	1,948,320
(MedStar Health Proj.) Series 2007, 5.25% 5/15/46	1,000,000	895,800
(Mercy Med. Ctr. Proj.) Series 2007 A, 5.5% 7/1/42	1,000,000	915,230
(Peninsula Reg'l. Med. Ctr. Proj.) Series 2006, 5% 7/1/15	1,120,000	1,207,819
(Univ. of Maryland Med. Sys. Proj.):
Series 2001, 5.25% 7/1/34 (Pre-Refunded to 7/1/11 @ 100) (c)	1,525,000	1,645,551
Series 2006 A, 5% 7/1/41	1,000,000	936,740
Series 2008 F, 5.25% 7/1/19	1,700,000	1,813,628
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	725,000	762,497
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	400,000	386,560
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Western Maryland Health Sys. Proj.) Series 2006 A:
5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,500,000	$ 1,627,530
5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,690,000	1,822,462
Series 2008, 5% 7/1/14	1,845,000	1,969,390
Maryland Indl. Dev. Fing. Auth. Rev.:
(American Ctr. for Physics Proj.) Series 2001:
5.25% 12/15/13	1,100,000	1,181,928
5.25% 12/15/15	320,000	340,355
(Holy Cross Health Sys. Corp. Proj.) 5.7% 12/1/10	1,000,000	1,050,800
Maryland Nat'l. Cap. Park & Planning Commission Series 2004 EE2, 5% 1/15/15	2,000,000	2,238,080
Maryland Trans. Auth. Grant Rev. Series 2007, 5% 3/1/16	2,000,000	2,312,280
Maryland Trans. Auth. Trans. Facility Projects Rev.:
Series 2007:
5% 7/1/30	2,000,000	2,108,420
5% 7/1/31 (FSA Insured)	5,000,000	5,247,200
Series 2008, 5% 7/1/35	880,000	916,265
6.8% 7/1/16 (Escrowed to Maturity) (c)	645,000	746,400
Montgomery County Econ. Dev. Rev. (Trinity Health Care Group Proj.) Series 2001, 5.125% 12/1/22	2,300,000	2,324,334
Montgomery County Gen. Oblig.:
(Consolidated Pub. Impt. Proj.):
Series 2005 A, 5% 6/1/24	2,000,000	2,150,480
Series 2007 A, 5% 5/1/25	1,000,000	1,090,170
(Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/14	1,000,000	1,121,750
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2003 A, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	526,810
Northeast Maryland Waste Disp. Auth. Solid Waste Rev. Series 2003, 5.5% 4/1/12 (AMBAC Insured) (b)	4,500,000	4,770,045
Prince Georges County Ctfs. of Prtn. Series 1991 A, 0% 6/30/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	860,000	786,496
		135,148,100
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - 9.3%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Z, 6.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,082,370
Series AA, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,514,625
Series BB, 5.25% 7/1/18 (AMBAC Insured)	600,000	603,324
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series E, 5.5% 7/1/17 (FSA Insured)	1,000,000	1,084,510
Series N, 5.25% 7/1/34 (Assured Guaranty Corp. Insured)	500,000	511,880
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Pre-Refunded to 10/1/10 @ 101) (c)	1,425,000	1,517,269
Series 2005 C, 5.5% 7/1/23	1,110,000	1,063,158
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2002 A:
5.5% 7/1/18	700,000	716,156
5.5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310,000	1,340,235
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,009,750
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series 2002 KK, 5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,086,980
Series II, 5.375% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,563,045
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,076,910
Series VV, 5.25% 7/1/24 (FGIC Insured)	1,000,000	1,031,180
		15,201,392
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (b)	300,000	251,619
TOTAL INVESTMENT PORTFOLIO - 95.5% (Cost $153,554,059)	155,205,960
NET OTHER ASSETS - 4.5%	7,271,889
NET ASSETS - 100%	$ 162,477,849
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	28.4%
Health Care	14.6%
Water & Sewer	13.2%
Education	11.4%
Special Tax	7.9%
Transportation	6.5%
Others* (individually less than 5%)	18.0%
100.0%
* Includes net other assets
Income Tax Information
At August 31, 2009, the fund had a capital loss carryforward of approximately $469,179 all of which will expire on August 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $153,554,059)		$ 155,205,960
Cash		5,088,138
Receivable for investments sold		208,368
Receivable for fund shares sold		378,291
Interest receivable		1,829,892
Other receivables		650
Total assets		162,711,299

Liabilities
Payable for fund shares redeemed	$ 6,971
Distributions payable	153,691
Accrued management fee	72,788
Total liabilities		233,450

Net Assets		$ 162,477,849
Net Assets consist of:
Paid in capital		$ 161,330,628
Distributions in excess of net investment income		(3,286)
Accumulated undistributed net realized gain (loss) on investments		(501,394)
Net unrealized appreciation (depreciation) on investments		1,651,901
Net Assets, for 15,076,301 shares outstanding		$ 162,477,849
Net Asset Value, offering price and redemption price per share ($162,477,849 ÷ 15,076,301 shares)		$ 10.78

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2009

Investment Income
Interest		$ 6,284,617

Expenses
Management fee	$ 796,965
Independent trustees' compensation	526
Miscellaneous	665
Total expenses before reductions	798,156
Expense reductions	(9,274)	788,882
Net investment income		5,495,735
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(516,052)
Futures contracts	13,129
Total net realized gain (loss)		(502,923)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,759,253
Futures contracts	1,529
Total change in net unrealized appreciation (depreciation)		1,760,782
Net gain (loss)		1,257,859
Net increase (decrease) in net assets resulting from operations		$ 6,753,594

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2009	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 5,495,735	$ 5,405,846
Net realized gain (loss)	(502,923)	158,614
Change in net unrealized appreciation (depreciation)	1,760,782	(175,411)
Net increase (decrease) in net assets resulting from operations	6,753,594	5,389,049
Distributions to shareholders from net investment income	(5,494,669)	(5,404,828)
Distributions to shareholders from net realized gain	(136,291)	(278,496)
Total distributions	(5,630,960)	(5,683,324)
Share transactions Proceeds from sales of shares	68,413,178	55,898,404
Reinvestment of distributions	3,758,276	3,566,146
Cost of shares redeemed	(67,441,505)	(34,194,092)
Net increase (decrease) in net assets resulting from share transactions	4,729,949	25,270,458
Redemption fees	2,743	1,167
Total increase (decrease) in net assets	5,855,326	24,977,350

Net Assets
Beginning of period	156,622,523	131,645,173
End of period (including distributions in excess of net investment income of $3,286 and undistributed net investment income of $6,355, respectively)	$ 162,477,849	$ 156,622,523
Other Information Shares
Sold	6,635,078	5,213,658
Issued in reinvestment of distributions	364,000	334,152
Redeemed	(6,642,125)	(3,204,062)
Net increase (decrease)	356,953	2,343,748

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 10.64	$ 10.85	$ 11.06	$ 11.04
Income from Investment Operations
Net investment income B	.392	.397	.403	.409	.412
Net realized and unrealized gain (loss)	.151	.022 C	(.189)	(.140)	.053
Total from investment operations	.543	.419	.214	.269	.465
Distributions from net investment income	(.393)	(.397)	(.403)	(.409)	(.412)
Distributions from net realized gain	(.010)	(.022)	(.021)	(.070)	(.033)
Total distributions	(.403)	(.419)	(.424)	(.479)	(.445)
Redemption fees added to paid in capital B, E	-	-	-	-	-
Net asset value, end of period	$ 10.78	$ 10.64	$ 10.64	$ 10.85	$ 11.06
Total Return A	5.34%	4.00%	1.98%	2.54%	4.30%
Ratios to Average Net Assets D
Expenses before reductions	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.54%	.50%	.48%	.50%	.51%
Net investment income	3.79%	3.71%	3.73%	3.79%	3.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 162,478	$ 156,623	$ 131,645	$ 111,373	$ 111,698
Portfolio turnover rate	23%	12%	18%	22%	17%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2009

1. Organization.

Fidelity Maryland Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Union Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Maryland.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 13, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For municipal securities pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 4,115,637
Unrealized depreciation	(2,456,608)
Net unrealized appreciation (depreciation)	$ 1,659,029

Capital loss carryforward	$ (469,179)

Cost for federal income tax purposes	$ 153,546,931

The tax character of distributions paid was as follows:

	August 31, 2009	August 31, 2008
Tax-exempt Income	$ 5,494,669	$ 5,404,828
Long-term Capital Gains	136,291	278,496
Total	$ 5,630,960	$ 5,683,324

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

3. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Credit Risk

Credit risk is the risk that the value of financial instruments will fluctuate as a result of changes in the credit quality of those instruments. Credit risk also includes the risk that the counterparty to a financial instrument will default or be unable to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may include credit risk, interest rate risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures

Annual Report

3. Investments in Derivative Instruments - continued

Futures Contracts - continued

contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure/Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Interest Rate Risk
Futures Contracts (a)(b)	$ 13,129	$ 1,529

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $13,129 for futures contracts.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $1,529 for futures contracts..

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $34,039,412 and $32,653,878, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .55% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Annual Report

Notes to Financial Statements - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $665 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $9,274.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Union Street Trust and the Shareholders of Fidelity Maryland Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Maryland Municipal Income Fund (a fund of Fidelity Union Street Trust) at August 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Maryland Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 13, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 187 funds advised by FMR or an affiliate. Mr. Curvey oversees 407 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006- present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (68)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (55)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Group (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008- present), Fidelity Management & Research (U.K.) Inc. (2008- present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007- present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian also serves as Chief Financial Officer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

During fiscal year ended 2009, 100% of the fund's income dividends was free from federal income tax, and 4.39% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	162,487,985.46	92.665
Withheld	12,862,487.54	7.335
TOTAL	175,350,473.00	100.000
Albert R. Gamper, Jr.
Affirmative	163,539,022.33	93.264
Withheld	11,811,450.67	6.736
TOTAL	175,350,473.00	100.000
Abigail P. Johnson
Affirmative	164,262,770.90	93.677
Withheld	11,087,702.10	6.323
TOTAL	175,350,473.00	100.000
Arthur E. Johnson
Affirmative	164,575,211.52	93.855
Withheld	10,775,261.48	6.145
TOTAL	175,350,473.00	100.000
Michael E. Kenneally
Affirmative	165,409,375.58	94.331
Withheld	9,941,097.42	5.669
TOTAL	175,350,473.00	100.000
James H. Keyes
Affirmative	163,983,805.62	93.518
Withheld	11,366,667.38	6.482
TOTAL	175,350,473.00	100.000
Marie L. Knowles
Affirmative	164,010,458.32	93.533
Withheld	11,340,014.68	6.467
TOTAL	175,350,473.00	100.000
Kenneth L. Wolfe
Affirmative	163,068,307.02	92.996
Withheld	12,282,165.98	7.004
TOTAL	175,350,473.00	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	112,864,589.26	64.365
Against	31,554,524.02	17.995
Abstain	9,402,118.64	5.362
Broker Non-Votes	21,529,241.08	12.278
TOTAL	175,350,473.00	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Maryland Municipal Income Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SMD-UANN-1009
1.790913.106

Item 2. Code of Ethics

As of the end of the period, August 31, 2009, Fidelity Union Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Arizona Municipal Income Fund and Fidelity Maryland Municipal Income Fund (the "Funds"):

Services Billed by PwC

August 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Arizona Municipal Income Fund	$44,000	$-	$2,200	$1,600
Fidelity Maryland Municipal Income Fund	$44,000	$-	$2,200	$1,600

August 31, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Arizona Municipal Income Fund	$44,000	$-	$2,200	$1,200
Fidelity Maryland Municipal Income Fund	$44,000	$-	$2,200	$1,200

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	August 31, 2009A	August 31, 2008A
Audit-Related Fees	$3,015,000	$1,480,000B
Tax Fees	$2,000	$-
All Other Fees	$-	$- B

A Amounts may reflect rounding.

B Reflects current period presentation.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2009 A	August 31, 2008 A
PwC	$3,880,000	$2,460,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 28, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 28, 2009